Share-based payments - Summary of Cost Related to Share-Based Payment Transactions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statements [Line Items]
Equity-settled	$ 60	$ 51	$ 44
Total	67	56	46
Operating profit [Member]
Statements [Line Items]
Equity-settled	37	31	28
Cash-settled	7	5	2
System Fund [member]
Statements [Line Items]
Equity-settled	$ 23	$ 20	$ 16